Provisions and other non-current liabilities (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Environmental provision [roll forward]
Environmental liabilities provision at beginning of period	$ 809	$ 714	$ 692
Cash payments	(169)	(10)	(30)
Releases	(105)	(27)	(83)
Additions	105	82	124
Currency translation effects	(24)	50	11
Environmental liabilities provision at end of period	616	809	714
Less current provision	(49)	(167)	(122)
Non-current environmental remediation provisions at end of period	$ 567	$ 642	$ 592